Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	SAPIENS INTERNATIONAL CORP N V
Trading Symbol	SPNS
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	55,140,210
Amendment Flag	false
Entity Central Index Key	0000885740
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-20181
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Azrieli Center
Entity Address, Address Line Two	26 Harokmim St.
Entity Address, City or Town	Holon
Entity Address, Postal Zip Code	5885800
Entity Address, Country	IL
Contact Personnel Fax Number	+972-3-790 2942
Title of 12(b) Security	Common Shares, par value €0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1281
Auditor Name	Kost Forer Gabbay & Kasierer
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	Azrieli Center
Entity Address, Address Line Two	26 Harokmim St.
Entity Address, City or Town	Holon
Entity Address, Postal Zip Code	5885800
Entity Address, Country	IL
Contact Personnel Name	Roni Giladi
City Area Code	972
Local Phone Number	3-790-2000
Contact Personnel Fax Number	+972-3-790 2942